STOCK BASED COMPENSATION (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Expected dividend yield	0.00%
Grant date fair value of options		$ 1.84
Minimum [Member]
Share price at date of grant	$ 1.00
Options life in years	2 years
Risk free rate	0.16%
Expected volatility	121.00%
Grant date fair value of options	$ 0.71
Maximum [Member]
Share price at date of grant	$ 5.00
Options life in years	3 years
Risk free rate	0.44%
Expected volatility	151.00%
Grant date fair value of options	$ 3.46